UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.8%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$532,716
Courtland IDB, Refunding RB, International Paper Co. Projects, Series A, AMT, 5.20%, 6/01/25	1,000	1,003,270

		1,535,986

Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.75%, 9/01/33	1,000	1,108,420
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	474,672

		1,583,092

California — 13.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	2,934,595
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,897,244
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	773,808
California State Public Works Board, LRB, Department of Corrections and Rehabilitation, Series F, 5.25%, 9/01/33	835	884,265
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,592,715
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	2,230	2,237,515
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,620	1,818,677
Los Angeles Department of Water & Power, RB, Sub-Series A-1, 5.25%, 7/01/38	3,600	3,821,724
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,436,860

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	$1,065	$1,164,684
5.25%, 5/01/33	830	864,013
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	2,964,201
University of California Medical Center, Refunding RB, Series J, 5.25%, 5/15/38	3,730	3,912,509

		26,302,810

Colorado — 0.9%
City & County of Denver Colorado Airport System, ARB, Subordinate System, Series A, AMT:
5.50%, 11/15/28	1,000	1,075,020
5.50%, 11/15/30	330	349,034
5.50%, 11/15/31	400	420,140

		1,844,194

Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	500	514,215

Florida — 10.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	721,244
County of Escambia Florida, Refunding RB, International Paper Co. Project, Series B, AMT, 5.00%, 8/01/26	600	599,976
County of Hillsborough Florida IDA, RB, National Gypsum Co. AMT:
Series A, 7.13%, 4/01/30	2,500	2,507,075
Series B, 7.13%, 4/01/30	2,290	2,291,030
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,050,980
County of Manatee Housing Finance Authority, RB, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	350	357,382
County of Miami-Dade Florida, RB:
Seaport, Series B, AMT, 6.25%, 10/01/38	525	560,968
Seaport, Series B, AMT, 6.00%, 10/01/42	700	730,793
Series A, 5.38%, 10/01/33	1,170	1,223,013

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	$2,440	$2,471,427
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B, 5.25%, 10/01/29	2,795	3,042,777
Hillsborough County Aviation Authority, Refunding RB, Series A, 5.50%, 10/01/29	1,995	2,108,914
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,287,744

		19,953,323

Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,035,109

Illinois — 12.2%
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series C, 6.50%, 1/01/41	6,065	6,820,335
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	765	798,484
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	615	630,848
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	795	834,495
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,324,720
University of Chicago, Series B, 5.50%, 7/01/37	1,000	1,087,870
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,229,952
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,660,864
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,506,466
6.00%, 6/01/28	390	418,158
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	1,000	1,020,970

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, GO, Various Purposes (concluded):
5.50%, 7/01/38	$415	$416,511

		23,749,673

Indiana — 4.7%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	555	495,293
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,025,827
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,360	3,561,096

		9,082,216

Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,576,562

Kentucky — 0.7%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,200	1,368,192

Louisiana — 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, Series A-1, 6.50%, 11/01/35	1,420	1,528,886
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/28	1,120	1,166,659
5.50%, 5/15/29	1,195	1,233,766

		3,929,311

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,804,100

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 5.2%
Massachusetts HFA, Refunding, HRB, AMT:
Series B, 5.50%, 6/01/41	$3,000	$3,052,830
Series C, 5.35%, 12/01/42	2,000	1,998,920
Series F, 5.70%, 6/01/40	1,995	2,041,643
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	2,950	3,081,777

		10,175,170

Michigan — 2.9%
City of Lansing Michigan, RB, Board of Water & Light, Series A, 5.50%, 7/01/41	1,805	1,935,339
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,393,462
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,970	2,369,674

		5,698,475

Mississippi — 1.0%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,220	1,459,034
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 8/01/38	440	472,613

		1,931,647

Nevada — 3.5%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,116,304
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,671,055

		6,787,359

New Jersey — 5.2%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,380,410
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,983,752
Series AA, 5.50%, 6/15/39	2,475	2,648,473

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Rutgers The State University of New Jersey, Refunding RB:
Series J, 5.00%, 5/01/32	$1,250	$1,356,225
Series L, 5.00%, 5/01/32	775	840,859

		10,209,719

New York — 0.7%
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,271,244

Ohio — 2.7%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,173,842
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,000	1,079,210
5.25%, 2/15/31	1,000	1,074,430

		5,327,482

Pennsylvania — 3.6%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,170,224
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	2,455	2,631,588
6.00%, 12/01/41	3,000	3,252,990

		7,054,802

South Carolina — 1.6%
Charleston County Airport District, ARB, AMT Series A:
5.50%, 7/01/41	1,000	1,030,920
6.00%, 7/01/38	1,955	2,090,892

		3,121,812

Texas — 11.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,039,750
6.00%, 1/01/41	2,600	2,655,848
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,555	1,683,661

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	$1,800	$2,008,782
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,322,695
Dallas-Fort Worth International Airport, ARB, Joint Improvement AMT:
Series A, 5.00%, 11/01/38	1,365	1,299,562
Series D, 5.00%, 11/01/38	650	623,155
Series H, 5.00%, 11/01/37	1,535	1,472,878
North Texas Tollway Authority, Refunding RB, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,094,050
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	768,376
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,834,487
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	3,000	3,059,190

		21,862,434

Virginia — 2.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	587,115
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (a)	800	1,013,360
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	2,440	2,526,401

		4,126,876

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,561,851

Total Municipal Bonds — 91.3%		178,407,654

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

California — 21.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$2,680	$2,881,129
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	4,200	4,497,906
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,186,660
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (c)	5,250	5,661,810
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	7,697	8,863,824
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	820,613
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	8,412	9,132,522
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,387,410
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,000	1,048,938

		42,480,812

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (c)	2,149	2,354,109

District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	2,805	3,144,704
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	3,507	3,771,212

		6,915,916

Florida — 2.5%
County of Lee Housing Finance Authority, RB, Multi-County Program, Series A-2, (Ginnie Mae), AMT, 6.00%, 9/01/40	690	722,140

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

Florida (concluded)
Hillsborough County Florida Aviation Authority, RB, Tempa International Airport, Series A, (AGC), AMT, 5.50%, 10/01/38	$3,869	$4,119,735

		4,841,875

Illinois — 4.0%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	5,300	5,849,027
Illinois State Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	1,750	1,892,672

		7,741,699

Nevada — 9.6%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,670,600
Series B, 5.50%, 7/01/29	5,668	6,498,638
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	6,558,271

		18,727,509

New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	2,159	2,348,086

New Jersey — 3.9%
New Jersey Housing & Mortgage Finance State Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,347,337
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,195,280
Series B, 5.25%, 6/15/36 (c)	1,000	1,051,411

		7,594,028

New York — 14.7%
Hudson Yards Infrastructure Corp., RB, Senior, Series A, 5.75%, 2/15/47 (c)	1,290	1,366,375

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System Second General Resolution:
Fiscal 2012, Series BB, 5.25%, 6/15/44	$4,408	$4,652,344
Fiscal 2012, Series FF, 5.00%, 6/15/45	3,859	4,000,792
Series FF-2, 5.50%, 6/15/40	2,505	2,681,585
New York City Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	2,499	2,740,249
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	4,365	4,555,270
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	2,560	2,732,877
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,038,295

		28,767,787

South Carolina — 1.8%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (c)	3,240	3,508,531

Texas — 7.2%
City of San Antonio Texas Public Service Board, Refunding RB, Electric and Gas System, Series A, 5.25%, 2/01/31 (c)	3,989	4,410,809
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	5,400	5,931,360
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	3,480	3,757,426

		14,099,595

Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,995	2,021,360

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$1,749	$1,859,176

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 73.3%		143,260,483

Total Long-Term Investments (Cost — $305,079,817) — 164.6%		321,668,137

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	1,083,349	1,083,349

Total Short-Term Securities (Cost — $1,083,349) — 0.5%		1,083,349

Total Investments (Cost — $306,163,166*) — 165.1%		322,751,486
Other Assets Less Liabilities — 4.4%		8,568,713
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.1%)		(76,481,531)
VRDP Shares, at Liquidation Value — (30.4%)		(59,400,000)
Net Assets Applicable to Common Shares — 100.0%		$195,438,668

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$230,639,826
Gross unrealized appreciation	$17,768,812
Gross unrealized depreciation	(2,123,443)
Net unrealized appreciation	$15,645,369

Notes to Schedule of Investments
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 10/01/16 to 11/15/19 is $18,095,736.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

FFI Institutional Tax-Exempt Fund	7,703,960	(6,620,611)	1,083,349	$187

(e)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	6

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
RB	Revenue Bonds
S/F	Single Family
•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation

(120)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	USD	15,283,125	$(9,506)

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]:
Long-Term Investments[1]	—	$321,668,137	—	$321,668,137
Short-Term Securities	$1,083,349	—	—	1,083,349

Total	$1,083,349	$321,668,137	—	$322,751,486

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(9,506)	—	—	$(9,506)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	8

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund, Inc. (MYF)

Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$213,000	—	—	$213,000
Liabilities:
TOB trust certificates	—	$(76,466,291)	—	(76,466,291)
VRDP Shares	—	(59,400,000)	—	(59,400,000)

Total	$213,000	$(135,866,291)	—	$(135,653,291)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2013	9

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 23, 2013